Insurance Contract Liabilities and Investment Contract Liabilities - Investment Contract Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	$ 3,116	$ 3,164
Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	5	6
Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	260	257
Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,651	2,689
Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	200	212
Investment contract liabilities with DPF
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	502	515
Investment contract liabilities without DPF | Measured at amortized cost
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,612	2,646
Investment contract liabilities without DPF | Measured at fair value
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2	3
Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,612	2,646
Canada | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
Canada | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
Canada | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,612	2,646
Canada | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	458	466
SLF Asia | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	258	254
SLF Asia | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	200	212
Corporate
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	46	52
Corporate | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	5	6
Corporate | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2	3
Corporate | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	39	43
Corporate | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	$ 0	$ 0